Capital assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Reconciliation of capital assets
Balance at beginning of the period	$ 503,898	$ 303,151
Impairment	(6,600)
Balance at end of the period	587,163	503,898
Land
Reconciliation of capital assets
Balance at beginning of the period	33,153	24,504
Balance at end of the period	33,210	33,153
Production facility
Reconciliation of capital assets
Balance at beginning of the period	224,808	96,942
Balance at end of the period	249,776	224,808
Equipment
Reconciliation of capital assets
Balance at beginning of the period	70,708	12,992
Balance at end of the period	173,783	70,708
Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	1,047	1,556
Balance at end of the period	17,799	1,047
Construction in progress
Reconciliation of capital assets
Balance at beginning of the period	174,182	167,157
Balance at end of the period	105,460	174,182
Right-of-use asset
Reconciliation of capital assets
Balance at end of the period	7,135
Cost
Reconciliation of capital assets
Balance at beginning of the period	520,666	308,717
Business acquisitions		6,867
Additions	128,715	204,974
Disposals	(12,716)
Impairment	(6,600)
Effect of foreign exchange	257	108
Balance at end of the period	638,928	520,666
Cost | IFRS 16 Adjustment
Reconciliation of capital assets
Balance at end of the period	8,606
Cost | Land
Reconciliation of capital assets
Balance at beginning of the period	33,153	24,504
Business acquisitions		345
Additions	0	8,109
Transfers	72	192
Impairment	(15)
Effect of foreign exchange		3
Balance at end of the period	33,210	33,153
Cost | Production facility
Reconciliation of capital assets
Balance at beginning of the period	232,468	99,442
Business acquisitions		4,524
Additions	4,480	3,829
Transfers	37,491	124,603
Impairment	(3,433)
Effect of foreign exchange	14	70
Balance at end of the period	271,020	232,468
Cost | Equipment
Reconciliation of capital assets
Balance at beginning of the period	79,627	15,949
Business acquisitions		1,662
Additions	21,034	28,305
Transfers	108,730	33,687
Disposals	(7,157)
Impairment	(46)
Effect of foreign exchange	22	24
Balance at end of the period	202,210	79,627
Cost | Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	1,236	1,665
Business acquisitions		182
Additions	1,240	778
Transfers	16,081	(1,389)
Impairment	(119)
Balance at end of the period	18,438	1,236
Cost | Construction in progress
Reconciliation of capital assets
Balance at beginning of the period	174,182	167,157
Business acquisitions		154
Additions	101,284	163,953
Transfers	(162,414)	(157,093)
Disposals	(5,559)
Impairment	(2,147)
Effect of foreign exchange	114	11
Balance at end of the period	105,460	174,182
Cost | Right-of-use asset
Reconciliation of capital assets
Additions	677
Transfers	40
Impairment	(840)
Effect of foreign exchange	107
Balance at end of the period	8,590
Cost | Right-of-use asset | IFRS 16 Adjustment
Reconciliation of capital assets
Balance at end of the period	8,606
Accumulated depreciation
Reconciliation of capital assets
Balance at beginning of the period	16,768	5,566
Amortization	34,997	11,202
Balance at end of the period	51,765	16,768
Accumulated depreciation | Production facility
Reconciliation of capital assets
Balance at beginning of the period	7,660	2,500
Amortization	13,584	5,160
Balance at end of the period	21,244	7,660
Accumulated depreciation | Equipment
Reconciliation of capital assets
Balance at beginning of the period	8,919	2,957
Amortization	19,508	5,962
Balance at end of the period	28,427	8,919
Accumulated depreciation | Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	189	109
Amortization	450	80
Balance at end of the period	639	$ 189
Accumulated depreciation | Right-of-use asset
Reconciliation of capital assets
Amortization	1,455
Balance at end of the period	$ 1,455